Business and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business and Liquidity [Abstract]
Business and Liquidity

Note 1. Business and Liquidity

Business

Virpax Pharmaceuticals, Inc. (“Virpax” or the “Company”) was incorporated on May 12, 2017 in the state of Delaware. Virpax is a company specializing in developing pharmaceutical products for pain management by using new drug delivery systems. Virpax has exclusive global rights to a proprietary patented Topical Spray Film Delivery Technology for acute musculoskeletal pain (“Epoladerm”). Virpax also has exclusive global rights to a proprietary patented injectable “local anesthetic” Liposomal Gel Technology for postoperative pain management (“Probudur”). Additionally, Virpax has exclusive global rights to a proprietary patented Nanomerics’ Molecular Envelope Technology (“MET”) that uses an intranasal device to deliver enkephalin for the management of acute and chronic pain, including pain associated with cancer (“NES100”). NES100 would support the current effort among prescribers, regulators, and patients to seek non-opioid and non-addictive treatment options to combat the opioid epidemic. Virpax will utilize these delivery technologies to selectively develop a portfolio of patented 505(b)(2) and new chemical entity (“NCE”) candidates for commercialization. While the Company is currently focused on the development of its non-opioid and non-addictive pain management pipeline of product candidates, the Company also plans on using its proprietary delivery technologies to develop anti-viral therapies (“MMS019”) as an anti-viral barrier to potentially prevent or reduce the risk or the intensity of viral infections in humans, including, but not limited to, influenza and SARS-CoV-2 (COVID 19).

The Company, since inception, has been engaged in organizational activities, including raising capital and research and development activities. The Company has not generated revenues and has not yet achieved profitable operations, nor has it ever generated positive cash flow from operations. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. The Company is subject to those risks associated with any preclinical stage pharmaceutical company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital.

The Company incurred a net loss of $4,722,690 and $1,926,279 for the six months ended June 30, 2021 and 2020, respectively, and had an accumulated deficit of $15,370,534 as of June 30, 2021. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates currently in development. The Company’s primary source of capital has been the issuance of debt and equity securities.

On February 16, 2021, the Company announced the pricing of its initial public offering (the “IPO”) of 1,800,000 shares of its common stock at an initial offering price of $10.00 per share. The Company’s common stock commenced trading on the NASDAQ on February 17, 2021 under the ticker symbol “VRPX”. The IPO closed on February 19, 2021. The gross proceeds from the IPO were $18.0 million. The net proceeds of the IPO were approximately $15.8 million after deducting underwriting discounts, commissions and offering expenses payable by the Company, including offering costs paid and offering costs accrued and unpaid as of December 31, 2020. In conjunction with the IPO, the Company granted the underwriters warrants to purchase 90,000 shares of Company common stock at an exercise price of $12.50 per share, which was 125% of the initial public offering price.

In addition, with respect to the ongoing and evolving coronavirus (“COVID-19”) outbreak, which was designated as a pandemic by the World Health Organization on March 11, 2020, the outbreak has caused substantial disruption in international and U.S. economies and markets and if repercussions of the outbreak are prolonged, could have a significant adverse impact on the Company’s business.

Management believes that current cash is sufficient to fund operations and capital requirements through the third quarter 2022. Additional financings will be needed by the Company to fund its operations, to complete clinical development of and to commercially develop its product candidates. There is no assurance that such financing will be available when needed or on acceptable terms. The Company also has the ability to curtail spending in research and development activities in order to conserve cash.

Note 1. Business and Liquidity

Business

Virpax Pharmaceuticals, Inc. (“Virpax” or “Company”) was incorporated on May 12, 2017 in the state of Delaware. Virpax is a company specializing in developing pharmaceutical products for pain management by using new drug delivery systems. Virpax has exclusive global rights to a proprietary patented Topical Spray Film Delivery Technology for acute musculoskeletal pain (“Epoladerm”). Virpax also has exclusive global rights to a proprietary patented injectable “local anesthetic” Liposomal Gel Technology for postoperative pain management (“Probudur”). Additionally, Virpax has exclusive global rights to a proprietary patented Nanomerics’ Molecular Envelope Technology (“MET”) that uses an intranasal device to deliver enkephalin for the management of acute and chronic pain, including pain associated with cancer (“NES100”). NES100 would support the current effort among prescribers, regulators, and patients to seek non-opioid and non-addictive treatment options to combat the opioid epidemic. Virpax will utilize these delivery technologies to selectively develop a portfolio of patented 505(b)(2) and new chemical entity (“NCE”) candidates for commercialization.

Liquidity and Going Concern

The Company, since inception, has been engaged in organizational activities, including raising capital and research and development activities. The Company has not generated revenues and has not yet achieved profitable operations, nor has it ever generated positive cash flow from operations. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. The Company is subject to those risks associated with any preclinical stage pharmaceutical company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital.

The Company incurred a net loss of $4,339,653 and $3,306,512 for the years ended December 31, 2020 and 2019, respectively, and had an accumulated deficit of $10,647,844 as of December 31, 2020. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates currently in development. The Company’s primary source of capital has been the issuance of debt and equity securities. The Company closed its initial public offering in February 2021 raising net proceeds of approximately $16,000,000 from the issuance of 1,800,000 shares of its common stock.

In addition, with respect to the ongoing and evolving coronavirus (“COVID-19”) outbreak, which was designated as a pandemic by the World Health Organization on March 11, 2020, the outbreak has caused substantial disruption in international and U.S. economies and markets and if repercussions of the outbreak are prolonged, could have a significant adverse impact on the Company’s business.

Management believes that current cash is sufficient to fund operations and capital requirements through approximately November 2022. Additional financings will be needed by the Company to fund its operations, to complete clinical development of and to commercially develop its product candidates. There is no assurance that such financing will be available when needed or on acceptable terms.